Document and Entity Information	Total
Prospectus [Line Items]
Document Type	485BPOS
Document Period End Date	Sep. 21, 2020
Entity Registrant Name	Collaborative Investment Series Trust
Entity Central Index Key	0001719812
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Sep. 21, 2020
Document Effective Date	Sep. 21, 2020
Prospectus Date	Sep. 21, 2020
Trend Aggregation Conservative ETF | Trend Aggregation Conservative ETF
Prospectus [Line Items]
Trading Symbol	TACE